STATEMENTS OF COMPREHENSIVE LOSS		12 Months Ended
		Jan. 31, 2020 CAD ($)	Jan. 31, 2019 CAD ($)	Jan. 31, 2018 CAD ($)
OPERATING EXPENSES
Consulting fees - related party	[1]	$ 900	$ 1,125	$ 20,900
Consulting fees - Option based payments	[2]	0	0	0
Depreciation		10,586	3,045	3,596
Directors fees		14,500	11,000	11,500
Directors fees - Option based payments	[2]	0	0	0
Filing and transfer agent fees		28,225	19,849	29,198
Foreign exchange (gain)loss		(557)	(7,411)	1,880
Finance income		(1,045)	(811)	(704)
Gain on disposal of fixed asset		(6,491)	0	0
Investor relations - related party	[1]	231,000	0	62,000
Investor relations - Option based payments	[2]	545,662	0	0
Office and miscellaneous		16,070	12,190	16,658
Office rent		83,670	79,172	77,444
Professional fees (Note 10)	[1]	61,929	46,800	69,942
Professional fees - Option based payments	[2]	0	75,426	66,419
Shareholder information and promotion		52,414	22,430	25,395
Telephone		4,976	4,889	4,946
Travel		18,339	15,848	10,599
Wages and benefits		850	0	256
Loss from operations		(1,061,028)	(283,552)	(400,029)
Income tax expense (Note 12)		0	0	0
Net loss and comprehensive loss for the year		$ (1,061,028)	$ (283,552)	$ (400,029)

[1]	Note 10
[2]	Note 8 & 10